Property and Equipment	6 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment, recorded at cost, consisted of the following as of September 30, 2014 and March 31, 2014:

	September 30, 2014	March 31, 2014
Computer equipment	$1,419	$1,419
Less: accumulated depreciation	(394)	(158)
Property and equipment, net	$1,025	$1,261

Depreciation expense was $118 and $236 for the three and six months ended September 30, 2014, respectively. Depreciation expense was $0 for the three and six months ended September 30, 2013.